Operating Segment Information - Summary of Revenue from External Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Revenue	$ 75,676,000	$ 57,264,000	$ 49,133,000
North America
Disclosure Of Operating Segments [Line Items]
Revenue	$ 75,676,000	57,261,000	48,104,000
China
Disclosure Of Operating Segments [Line Items]
Revenue		$ 3,000	$ 1,029,000